Unaudited Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) $ in Millions	Sep. 30, 2021 $ / shares
Statement of Stockholders' Equity [Abstract]
Subdivision of nominal shares and reduction in deferred share capital	$ 0.001